Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Estimated useful life of assets

Estimated useful life of assets are as follows:

Buildings—operations and administration	3-60 years
Plant and machinery	15-40 years
Railway Sidings	15 years
Office equipment	3-6 years
Furniture and fixtures	8-10 years
Vehicles	8-10 years